Net Income From Financial Assets And Liabilities At Fair Value Through Profit Or Loss - Summary of Net Income from Financial Assets at Fair Value Through Profit or Loss (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Net income from financial assets mandatorily at fair value through profit or loss:
Net income (loss) from financial liabilities designated at fair value through profit or loss	¥ 56,581	¥ 38,432	¥ (6,071)
Total net income from financial assets and liabilities at fair value through profit or loss	173,311	200,249	280,012
Debt instruments [member]
Net income from financial assets mandatorily at fair value through profit or loss:
Net income from financial assets mandatorily at fair value through profit or loss	115,291	156,792	262,396
Equity instruments [member]
Net income from financial assets mandatorily at fair value through profit or loss:
Net income from financial assets mandatorily at fair value through profit or loss	¥ 1,439	¥ 5,025	¥ 23,687